Income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income and expenses [abstract]
Disclosure of revenue by geographical area [text block]

Revenue by geographical area is presented as follows:

	For the year ended December 31
in 000€	2017	2016	2015
United States of America (USA)	32,926	29,267	29,400
Americas other than USA	2,194	1,537	1,590
Europe & Africa	87,940	67,883	58,939
Asia-Pacific	19,513	15,790	12,106

Total	142,573	114,477	102,035

Disclosure of revenue by category [text block]

The revenue by category is presented as follows:

	For the year ended December 31
in 000€	2017	2016	2015
Software revenue (non-medical)	35,770	30,122	25,798
Software revenue (medical)	15,619	13,404	11,927
Medical devices and services	27,222	24,506	22,929
Prototyping	28,423	27,568	26,630
End parts production	25,324	18,838	14,751
Complex metal parts production (ACTech)	9,965	−	−
Other	250	39	−
Total	142,573	114,477	102,035

Disclosure of cost of sales table [text block]

Cost of sales include the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Purchase of goods and services	(33,978)	(25,374)	(25,203)
Amortization and depreciation	(7,897)	(5,007)	(3,173)
Payroll expenses	(20,806)	(16,161)	(14,524)
Other expenses	(106)	(164)	(63)
Total	(62,787)	(46,706)	(42,963)

Disclosure of research and development expenses [text block]

Research and development expenses include the following selected information:

in 000€	2017	2016	2015
Purchase of goods and services	(3,140)	(3,177)	(2,176)
Amortization and depreciation	(686)	(478)	(1,047)
Payroll expenses	(16,054)	(13,985)	(14,874)
Other	(79)	(42)	(89)
Total	(19,959)	(17,682)	(18,186)

Disclosure of sales and marketing expenses [text block]

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Purchase of goods and services	(8,035)	(7,450)	(8,330)
Amortization and depreciation	(679)	(563)	(1,108)
Payroll expenses	(30,175)	(27,828)	(26,655)
Other	(220)	(312)	(739)
Total	(39,109)	(36,153)	(36,832)

Disclosure of general and administrative expenses [text block]

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Purchase of goods and services	(7,053)	(5,488)	(3,774)
Amortization and depreciation	(3,369)	(2,326)	(1,482)
Payroll expenses	(14,858)	(11,895)	(9,270)
Other	(204)	(332)	(519)
Total	(25,484)	(20,041)	(15,045)

Disclosure of net other operating income (expense) [text block]

The net other operating income/(expense) can be detailed as follows:

	For the year ended December 31
in 000€	2017	2016	2015
Government grants	4,368	4,181	4,788
Capitalized expenses (asset construction)	123	12	693
Net foreign currency exchange gains / (losses)	(235)	452	361
Tax Credits	899	741	588
Other	476	826	672
Total	5,631	6,212	7,102

Disclosure of payroll expenses [text block]

The following table shows the breakdown of payroll expenses for 2017, 2016 and 2015:

	For the year ended December 31
in 000€	2017	2016	2015
Short-term employee benefits	(60,195)	(50,714)	(48,372)
Social security expenses	(11,200)	(10,136)	(9,076)
Expenses defined contribution plans	(926)	(388)	(758)
Other employee expenses	(9,572)	(8,631)	(7,117)
Total	(81,893)	(69,869)	(65,323)
Total registered employees at the end of the period	1,862	1,432	1,304

Disclosure of financial expenses [text block]

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Interest expense	(1,026)	(665)	(615)
Foreign currency losses	(3,131)	(1,453)	(1,568)
Other financial expenses	(571)	(319)	(287)
Total	(4,728)	(2,437)	(2,470)

Disclosure of financial income [text block]

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2017	2016	2015
Foreign currency exchange gains	2,830	1,853	3,098
Amortization discount interest free loans	6	14	40
Other finance income	374	172	373
Total	3,210	2,039	3,511